TAXES ON INCOME (Schedule of Deferred Taxes) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of taxes on income [Abstract]
Balance at January 1, 2018	$ 2,048
Amount carried to profit and loss	(726)
Amount carried to other comprehensive income	(11)
Balance as of December 31, 2018	$ 1,311